Loss Per Share - Additional Information (Detail)	1 Months Ended
	Mar. 22, 2010 Unit	Mar. 31, 2010 Unit
Earnings Per Share [Line Items]
Common stock purchased	602,614
Exercise price of warrants	0.01
Expiry date	Mar. 15, 2017
Secured Notes and Warrants [Member]
Earnings Per Share [Line Items]
Secured notes and warrants issued	310,000	310,000